Account receivable, net (Tables)	12 Months Ended
Dec. 31, 2023
Credit Loss [Abstract]
Schedule of accounts receivable, net

Accounts receivable, net consist of the following:

	As of December, 31
	2022	2023	2023
	S$	S$	US$

Accounts receivable	2,514,157	870,154	659,557
Less: allowance for doubtful accounts	(143,426)	(284,542)	(215,676)
	2,370,731	585,612	443,881

Schedule of movements of allowance for doubtful accounts

Movements of allowance for doubtful accounts are as follows:

	December 31, 2022	December 31, 2023	December 31, 2023
	SGD	SGD	USD

Allowance for doubtful accounts, beginning balance	143,426	143,426	108,714
Addition	-	141,116	106,962
Allowance for doubtful accounts, ending balance	143,426	284,542	215,676